Goodwill and intangible assets, net - Narrative (Details) - EUR (€) € in Thousands		12 Months Ended			24 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Goodwill [Line Items]
Goodwill and intangible assets impairment loss		€ 196,127	€ 184,642	€ 0
Impairment of goodwill		181,927	104,642
Impairment of indefinite-lived intangible assets		14,200	80,000		€ 94,200
Accumulated impairment losses of goodwill		€ 494,200	€ 312,300		494,200
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]		Goodwill and intangible assets impairment loss	Goodwill and intangible assets impairment loss
Amortization of intangible assets	[1]	€ 135	€ 136	€ 136
2024		100			100
2025		100			€ 100
Developed Europe
Goodwill [Line Items]
Impairment of goodwill		95,500	€ 104,600
Americas
Goodwill [Line Items]
Impairment of goodwill		€ 86,500

[1]

(2) Includes amortization as follows:
Amortization of internal use software costs included in selling and marketing	€—	€8	€98
Amortization of internal use software and website development costs included in technology and content	3,085	4,019	4,566
Amortization of internal use software costs included in general and administrative	—	104	313
Amortization of acquired technology included in amortization of intangible assets	135	136	136